North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 4.1%
	ENERGY - 1.9%
	Energy Equipment & Services - 1.0%
26,872	Schlumberger Limited[1]	$1,531,167
	Oil, Gas & Consumable Fuels - 0.9%
11,594	ConocoPhillips	1,412,961
	TOTAL ENERGY	2,944,128

	MATERIALS - 2.2%
	Metals & Mining - 2.2%
51,947	Barrick Gold Corp.[1]	1,015,564
30,383	Freeport-McMoRan, Inc.	1,355,689
18,757	Newmont Corp.	992,808
	TOTAL MATERIALS	3,364,061

	TOTAL COMMON STOCKS
	(Cost $6,059,775)	6,308,189

Principal Amount
	ASSET BACKED SECURITIES - 10.6%
	Aegis Asset Backed Securities Trust 2005-2
1,892,877	5.226% (1 Month LIBOR USD + 0.720%), 06/25/2035[3]	1,755,281
	Aligned Data Centers Issuer LLC
1,298,000	1.937%, 08/15/2046[2]	1,154,120
	American Homes 4 Rent 2014-SFR2 Trust
901,756	3.786%, 10/17/2036[2]	882,368
	American Homes 4 Rent 2014-SFR3 Trust
1,125,915	3.678%, 12/18/2036[2]	1,099,077
	Asset-Backed Pass-Through Certificates Series 2004-R2
606,898	5.151% (1 Month LIBOR USD + 0.645%), 04/25/2034[3]	604,967
	Bayview Financial Mortgage Pass-Through Trust 2006-A
818,682	5.522% (1 Month LIBOR USD + 0.975%), 02/28/2041[3]	816,956
	FBR Securitization Trust
852,299	5.211% (1 Month LIBOR USD + 0.705%), 11/26/2035[3]	829,190
	HI-FI Music IP Issuer LP
1,380,000	3.939%, 02/01/2062[2]	1,267,124
	HSI Asset Securitization Corp Trust 2006-OPT3
301,439	5.046% (1 Month LIBOR USD + 0.540%), 02/25/2036[3]	296,055
	Hyundai Auto Receivables Trust 2022-C
1,915,000	5.390%, 06/15/2027	1,943,264
	JP Morgan Mortgage Acquisition Trust 2006-CH1
290,000	4.826% (1 Month LIBOR USD + 0.320%), 07/25/2036[3]	282,601
	JP Morgan Mortgage Acquisition Trust 2007-CH3
517,218	4.766% (1 Month LIBOR USD + 0.260%), 03/25/2037[3]	505,089
	Long Beach Mortgage Loan Trust 2005-1
1,006,036	5.781% (1 Month LIBOR USD + 1.275%), 02/25/2035[3]	973,030
	NMEF Funding 2022-A LLC
1,881,769	2.580%, 10/16/2028[2]	1,825,888
	Oasis Securitization Funding LLC
351,518	2.143%, 10/15/2033[2]	343,751
	Planet Fitness Master Issuer LLC
1,240,625	3.251%, 12/05/2051[2]	1,110,642
	Renaissance Home Equity Loan Trust 2005-3
688,922	5.140%, 11/25/2035[4]	681,170
	TOTAL ASSET BACKED SECURITIES	16,370,573
	(Cost $16,825,148)

	CORPORATE BONDS - 49.3%

	COMMUNICATION SERVICES - 3.9%
	Entertainment - 1.7%
	Warnermedia Holdings, Inc.
	4.279%, 03/15/2032[2]	2,672,438
	Interactive Media & Services - 1.8%
	Meta Platforms, Inc.
3,000,000	3.850%, 08/15/2032	2,790,827
	Wireless Telecommunication Services - 0.4%
	Vodafone Group PLC
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 04/04/2079[1,3]	531,071
	TOTAL COMMUNICATION SERVICES	5,994,336

	CONSUMER DISCRETIONARY - 1.5%
	Automobiles - 1.5%
	Ford Motor Credit Company LLC
1,500,000	3.810%, 01/09/2024	1,470,937
	NISSAN MOTOR CO., LTD.
1,000,000	4.810%, 09/17/2030[1]	902,730
	TOTAL CONSUMER DISCRETIONARY	2,373,667

	CONSUMER STAPLES - 0.9%
	Food Products - 0.9%
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
1,000,000	3.000%, 02/02/2029[1,2]	859,585
500,000	5.750%, 04/01/2033[1,2]	491,530
	TOTAL CONSUMER STAPLES	1,351,115

	ENERGY - 6.8%
	Oil, Gas & Consumable Fuels - 6.8%
	Enbridge Inc.
800,000	5.750% (5 Year CMT Rate + 5.314%), 07/15/2080[1,3]	759,032
2,000,000	7.375% (5 Year CMT Rate + 3.708%), 01/15/2083[1,3]	2,004,427
	Energy Transfer LP
1,500,000	6.250% (3 Month LIBOR USD + 4.028%), 08/15/2023[3]	1,415,625
1,500,000	7.125% (5 Year CMT Rate + 5.306%), 11/15/2165[3]	1,374,000
	MPLX LP
2,000,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023[3]	2,010,600
	Plains All American Pipeline LP
3,250,000	8.716% (3 Month LIBOR USD + 4.110%), 05/15/2023[3]	2,973,750
	TOTAL ENERGY	10,537,434

	FINANCIALS - 31.3%
	Banks - 15.9%
	Bank of America Corp.
2,500,000	4.827% (SOFR + 1.750%), 07/22/2026[3]	2,494,443
1,000,000	5.080% (SOFR + 1.290%), 01/20/2027[3]	1,004,068
1,000,000	3.974% (3 Month LIBOR USD + 1.210%), 02/07/2030[3]	946,405
	Citigroup Inc.
3,000,000	5.000% (SOFR + 3.813%), 03/30/2025[3]	2,872,500
	Fifth Third Bancorp
1,000,000	5.100% (3 Month LIBOR USD + 3.033%), 12/31/2049[3]	979,648
	Huntington Bancshares Inc. of Ohio
1,000,000	5.700% (3 Month LIBOR USD + 2.880%), 07/15/2171[3]	979,423
	JPMorgan Chase & Co.
3,000,000	4.600% (SOFR + 3.125%), 05/01/2169[3]	2,827,500
	KeyCorp
1,500,000	5.000% (3 Month LIBOR USD + 3.606%), 12/15/2165[3]	1,459,350
	M&T Bank Corporation
325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[3]	324,791
	PNC Financial Services Group, Inc.
1,000,000	8.118% (3 Month LIBOR USD + 3.678%), 07/29/2049[3]	1,002,571
	Regions Financial Corporation
500,000	5.750% (5 Year CMT Rate + 5.430%), 12/15/2165[3]	497,894
	Royal Bank of Canada
3,000,000	4.900%, 01/12/2028[1]	3,027,006
	Truist Financial Corp.
2,397,000	5.100% (10 Year CMT Rate + 4.349%), 03/01/2061[3]	2,334,671
	US Bancorp
2,000,000	5.300% (3 Month LIBOR USD + 2.914%), 04/15/2099[3]	1,861,325
	Wells Fargo & Co.
2,000,000	5.900% (3 Month LIBOR USD + 3.110%), 12/29/2049[3]	1,962,500
		24,574,095
	Capital Markets - 7.9%
	The Bank of New York Mellon
2,000,000	4.625% (3 Month LIBOR USD + 3.131%), 12/29/2049[3]	1,858,960
	The Charles Schwab Corporation
500,000	5.000% (3 Month LIBOR USD + 2.575%), 06/01/2171[3]	448,750
	The Goldman Sachs Group, Inc.
2,920,000	4.125% (5 Year CMT Rate + 2.949%), 11/10/2170[3]	2,600,929
	Morgan Stanley
4,000,000	5.123% (SOFR + 1.730%), 02/01/2029[3]	4,046,637
	Northern Trust Corp.
2,250,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[3]	2,136,037
	State Street Corporation
1,200,000	5.625% (3 Month LIBOR USD + 2.539%), 12/15/2170[3]	1,161,097
		12,252,410
	Consumer Finance - 0.6%
	Discover Financial Services
1,000,000	5.500% (3 Month LIBOR USD + 3.076%), 04/30/2028[3]	883,750
	Diversified Financial Services - 1.3%
	Corebridge Financial, Inc.
2,000,000	6.875% (5 Year CMT Rate + 3.846%), 12/15/2052[2,3]	1,992,361
	Insurance - 5.6%
	The Allstate Corporation
2,000,000	5.750% (3 Month LIBOR USD + 2.938%), 08/15/2053[3]	1,973,400
	Assurant, Inc.
700,000	7.000% (3 Month LIBOR USD + 4.135%), 03/27/2048[3]	695,992
	MetLife, Inc.
1,400,000	3.850% (5 Year CMT Rate + 3.576%), 03/15/2026[3]	1,335,896
	PartnerRe Finance B LLC
500,000	4.500% (5 Year CMT Rate + 3.815%), 10/01/2050[3]	447,489
	The Progressive Corporation
2,300,000	5.375% (3 Month LIBOR USD + 2.539%), 09/15/2023[3]	2,271,250
	Prudential Financial, Inc.
2,000,000	6.000% (5 Year CMT Rate + 3.234%), 09/01/2052[3]	1,997,732
		8,721,759
	TOTAL FINANCIALS	48,424,375

	INDUSTRIALS - 1.3%
	Industrial Conglomerates - 1.3%
	General Electric Company
2,000,000	8.099% (3 Month LIBOR USD + 3.330%), 06/15/2171[3]	2,000,500
	TOTAL INDUSTRIALS	2,000,500

	INFORMATION - 1.2%
	Wireless Communication Services - 1.2%
	T-Mobile USA, Inc.
2,000,000	3.875%, 04/15/2030	1,874,278
	TOTAL INFORMATION	1,874,278

	UTILITIES - 2.4%
	Electric Utilities - 1.6%
	Duke Energy Corporation
1,000,000	4.875% (5 Year CMT Rate + 3.388%), 03/16/2025[3]	965,984
	Emera Inc.
750,000	6.750% (3 Month LIBOR USD + 5.440%), 06/15/2076[1,3]	739,413
	NextEra Energy Capital Holdings, Inc.
1,000,000	3.800% (5 Year CMT Rate + 2.547%), 03/15/2082[3]	874,199
		2,579,596
	Multi-Utilities - 0.8%
	CMS Energy Corp.
700,000	3.750% (5 Year CMT Rate + 2.900%), 12/01/2050[3]	573,041
	Dominion Energy, Inc.
650,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[3]	627,652
		1,200,693
	TOTAL UTILITIES	3,780,289

	TOTAL CORPORATE BONDS
	(Cost $75,723,872)	76,335,994

	MORTGAGE BACKED SECURITIES - 24.2%
	CityLine Commercial Mortgage Trust 2016-CLNE
665,000	2.778%, 11/13/2031[2,5]	644,145
	Colony Multifamily Mortgage Trust 2014-1
2,169,933	5.043%, 04/22/2050[2,5]	2,140,713
	COMM MTG TR 2014-277P
1,000,000	3.611%, 08/12/2049[2,5]	953,181
	Fannie Mae Pool
2,310,765	3.000%, 03/01/2052	2,105,488
2,427,645	3.000%, 06/01/2052	2,209,982
	Fannie Mae-Aces
3,691,815	1.381%, 08/25/2028[5]	235,218
3,123,177	0.750%, 09/25/2028	2,895,789
2,767,812	1.247%, 03/26/2029[5]	164,059
1,105,550	1.000%, 11/25/2033	1,047,475
	Freddie Mac Multiclass Certificates Series 2020-RR02 AX
7,690,000	1.826%, 10/27/2028[5]	626,574
	Freddie Mac Multifamily Structured Pass Through Certificates
20,104,234	0.977%, 01/25/2026[5]	430,351
720,315	1.298%, 12/25/2026	665,041
29,004,310	1.514%, 01/25/2027[5]	1,408,145
30,000,000	0.470%, 03/25/2027[5]	565,473
30,893,000	0.470%, 08/25/2027[5]	605,907
899,627	1.679%, 12/25/2027	825,102
13,210,748	0.950%, 06/25/2029[5]	640,927
7,570,000	1.800%, 04/25/2030[5]	809,240
7,249,000	1.868%, 04/25/2030[5]	783,716
3,332,000	1.600%, 08/25/2030[5]	328,484
8,200,000	1.720%, 09/25/2041[5]	62,691
1,835,000	3.178%, 04/25/2048[5]	325,760
2,035,000	2.631%, 01/25/2049[5]	308,212
1,715,000	2.620%, 02/25/2049[5]	261,431
	Freddie Mac Pool
1,543,685	2.500%, 11/01/2051	1,361,091
1,635,579	3.500%, 04/01/2052	1,539,870
	FREMF 2013-K28 Mortgage Trust
1,258,138	3.426%, 06/25/2046[2,5]	1,253,395
	FREMF 2013-K29 Mortgage Trust
850,000	3.464%, 05/25/2046[2,5]	844,113
	FREMF 2013-K30 Mortgage Trust
488,190	3.546%, 06/25/2045[2,5]	481,716
	FREMF 2013-K31 Mortgage Trust
1,500,000	3.623%, 07/25/2046[2,5]	1,485,316
	FREMF 2014-K37 Mortgage Trust
1,000,000	4.562%, 01/25/2047[2,5]	981,085
	FREMF 2014-K40 Mortgage Trust
1,000,000	4.074%, 11/25/2047[2,5]	977,473
	FREMF 2014-K41 Mortgage Trust
975,000	3.833%, 11/25/2047[2,5]	949,297
	FREMF 2015-K45 Mortgage Trust
1,000,000	3.610%, 04/25/2048[2,5]	967,222
	FREMF 2016-K55 Mortgage Trust
745,000	4.167%, 04/25/2049[2,5]	711,994
	FREMF 2016-K59 Mortgage Trust
306,050,315	0.100%, 11/25/2049[2]	846,199
	Government National Mortgage Association
1,744,619	0.791%, 12/16/2056[5]	74,044
4,646,269	1.272%, 09/16/2060[5]	393,944
1,245,599	1.034%, 11/16/2060[5]	89,436
7,044,504	0.976%, 05/16/2063[5]	496,044
7,433,510	0.983%, 05/16/2063[5]	551,618
8,566,482	0.991%, 05/16/2063[5]	640,522
	Independence Plaza Trust 2018-INDP
1,500,000	4.158%, 07/12/2035[2]	1,419,214
	RAMP Series 2004-RS4 Trust
313,013	5.481% (1 Month LIBOR USD + 0.650%), 04/25/2034[3]	311,413
	TOTAL MORTGAGE BACKED SECURITIES	37,418,110
	(Cost $37,674,828)

	U.S. GOVERNMENT NOTES/BONDS - 5.9%
	United States Treasury Note/Bond
915,000	3.875%, 11/30/2027	925,579
3,000,000	3.875%, 12/31/2027	3,034,219
2,500,000	3.875%, 12/31/2029	2,548,047
1,660,000	3.375%, 08/15/2042	1,569,867
1,215,000	3.000%, 08/15/2052	1,075,370
	TOTAL U.S. GOVERNMENT NOTES/BONDS	9,153,082
	(Cost $9,202,266)

Contracts
	PURCHASED OPTION - 0.4%
	CALL OPTION - 0.4%
200	S&P500 EMINI FUT Mar23, Expiration Date: March 2023, Exercise Price $4,150.00	672,500
	TOTAL PURCHASED OPTION
	(Cost $370,464)	672,500
Number of Shares
	SHORT-TERM INVESTMENT - 3.3%
5,070,128	First American Treasury Obligations Fund - Class X, 4.24%[6]	5,070,128
	TOTAL SHORT-TERM INVESTMENT
	(Cost $5,070,128)	5,070,128

	TOTAL INVESTMENTS - 97.8%
	(Cost $150,926,481)	151,328,576
	Other Assets in Excess of Liabilities - 2.2%	3,326,110
	TOTAL NET ASSETS - 100.0%	$154,654,686

CMT - Constant Maturity Rate
LIBOR - London Inter-bank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

[1]	Foreign security denominated in U.S. Dollars.
[2]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At January 31, 2023, the value of these securities total $28,353,946 which represents 18.33% of total net assets.

[3]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of January 31, 2023.
[4]	Step-up bond; the interest rate shown is the rate in effect as of January 31, 2023.
[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of January 31, 2023.
[6]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

North Square Strategic Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
As of January 31, 2023 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
US 5Yr Note (Cbt)	110	Mar-23	$12,016,641	$12,050,844	$-	$(34,203)
Japanese Yen Currency Future	42	Mar-23	4,054,837	3,989,276	65,561	-
US 10Yr Note (Cbt)	217	Mar-23	24,849,891	24,813,816	36,075	-
US Ultra Bond (Cbt)	45	Mar-23	6,378,750	6,262,688	116,062	-
Total Purchase Contracts			$47,300,119	$47,116,624	$217,698	$(34,203)

Sale Contracts:
S&P500 Emini Future	(70)	Mar-23	$14,315,000	$13,959,278	$-	$(355,722)
US 2Yr Note (Cbt)	(93)	Mar-23	19,125,305	19,183,982	58,677	-
US 10Yr Ultra Future	(6)	Mar-23	727,219	728,144	925	-
Total Sale Contracts			$34,167,524	$33,871,404	$59,602	$(355,722)
Total Futures Contracts			$13,132,595	$13,245,220	$277,300	$(389,925)
Net Unrealized Depreciation						$(112,625)

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Materials	2.2%
Energy	1.9%
Total Common Stocks	4.1%
Asset Backed Securities	10.6%
Corporate Bonds
Financials	31.3%
Energy	6.8%
Communication Services	3.9%
Utilities	2.4%
Consumer Discretionary	1.5%
Industrials	1.3%
Information	1.2%
Consumer Staples	0.9%
Total Corporate Bonds	49.3%
Mortgage Backed Securities	24.2%
U.S. Government Notes/Bonds	5.9%
Purchased Call Option	0.4%
Short-Term Investment	3.3%
Total Investments	97.8%
Other Assets in Excess of Liabilities	2.2%
Total Net Assets	100.0%

North Square Strategic Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$6,308,189	$-	$-	$6,308,189
Asset Backed Securities	-	16,370,573	-	16,370,573
Corporate Bonds[1]	-	76,335,994	-	76,335,994
Mortgage Backed Securities	-	37,418,110	-	37,418,110
U.S. Government Notes/Bonds	-	9,153,082	-	9,153,082
Purchased Call Option	672,500	-	-	672,500
Short-Term Investment	5,070,128	-	-	5,070,128
Total Investments	$12,050,817	$139,277,759	$-	$151,328,576

Futures Contracts**
Long	$183,495	$-	$-	$183,495
Short	(296,120)	-	-	(296,120)
Total Futures Contracts	$(112,625)	$-	$-	$(112,625)

[1]	For a detailed break-out of corporate bonds and common stocks by major sector and industry classification, please refer to the
Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	The fair value of the Fund's futures contracts represents the net unrealized depreciation at period end.